Income Tax Disclosure: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Details
Non-capital losses carried forward	$ 175,000	$ 351,000
Deferred assets attributable to marketable securities	(39,000)	16,000
Deferred tax attributable to the Resource Pool	27,000	27,000
Deferred tax attributable to Asset Retirement Obligations	(1,000)	(1,000)
Total gross deferred income tax assets	162,000	393,000
Valuation allowance	(162,000)	(393,000)
Net deferred income tax asset	$ 0	$ 0